NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 3,514,700	$ 4,959,900
Related party accruals	980,100	1,564,700
Valuation allowance	(4,494,800)	(6,524,600)
	$ 0	$ 0